Summary of Significant Accounting Policies - Property plant and equipment (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 13,817	$ 10,536
Accumulated amortization for capitalized internally developed software costs	(8,092)	(4,861)
Property and equipment, net	5,725	5,675
Capitalized internally developed software costs	11,800	8,700
Accumulated amortization for capitalized internally developed software costs	7,200	4,300
Total amortization and depreciation expense on property and equipment	3,231	2,676
Amortized capitalized internally developed software cost	$ 2,900	2,400
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Property and equipment, Gross	$ 555	555
Computer hardware
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Property and equipment, Gross	$ 868	639
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 11,973	8,921
Computer software | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1 year
Computer software | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 421	$ 421